Organization and Business Operations (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 26, 2021 USD ($) $ / shares	Feb. 23, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£) £ / shares	Aug. 16, 2022	Aug. 08, 2022 shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 £ / shares
Organization and Business Operations (Details) [Line Items]
Interest expenses | £					£ 321,520	£ 60,496	£ 104,150
Cartesian Growth Corp [Member]
Organization and Business Operations (Details) [Line Items]
Gross Proceeds				$ 345,000,000
Price per warrant (in Dollars per share) | $ / shares			$ 10
Public shares redeem percentage	100.00%		100.00%	100.00%
Public share price per share (in Dollars per share) | $ / shares			$ 10	$ 10
Interest expenses			$ 100,000	$ 100,000
Public per share (in Dollars per share) | $ / shares				$ 10
Operating bank account			463,990,000,000	$ 600,000
Working Capital Deficit			$ 8,659
Inflation Reduction Act Two Thousand And Twenty Two [Member] | Cartesian Growth Corp [Member]
Organization and Business Operations (Details) [Line Items]
Percentage Of Excise Tax On Repurchases Of Stock								1.00%
Business Combination Agreement [Member] | Cartesian Growth Corp [Member]
Organization and Business Operations (Details) [Line Items]
Business Combination Earnout Shares Consideration | shares									2,100,000
IPO [Member] | Cartesian Growth Corp [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares		34,500,000	8,900,000	8,900,000	8,900,000
Price per share (in Dollars per share) | $ / shares	$ 10	$ 10	$ 1	$ 1
Gross proceeds	$ 345,000,000	$ 345,000,000
Gross Proceeds			$ 8,900,000	$ 8,900,000
Transaction costs			19,540,060	19,540,060
Underwriting commission			6,900,000	6,900,000
Deferred underwriting commission			12,075,000	12,075,000
Other offering cost			$ 565,060	$ 565,060
Net offering proceeds	$ 345,000,000
Price per warrant (in Dollars per share) | $ / shares	$ 10
Class A Ordinary Shares
Organization and Business Operations (Details) [Line Items]
Common Stock, Par or Stated Value Per Share | £ / shares							£ 0.01			£ 0.01		£ 0.01
Class A Ordinary Shares | Cartesian Growth Corp [Member]
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 11.5
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001							$ 0.0001
Common Class B [Member] | Cartesian Growth Corp [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001							$ 0.0001